Implementation of IFRS 16 Leases (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of implemenation of IFRS Leases [abstract]
Disclosure of implementation of IFRS 16 leases [table text block]
(in USD million)

Operating lease commitments (IAS 17) at 31 December 2018	8,253
Short term leases and leases expiring during 2019	(666)
Non-lease components	(1,469)
Commitments related to leases not yet commenced	(2,116)
Leases reported gross vs net	711
Effect of discounting	(485)
Finance leases (IAS 17) included in the balance sheet at 31 December 2018	432

Lease liability to be reported under IFRS 16 at 1 January 2019	4,660